Summary of Remeasurement of Defined Benefit Plans (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) – financial	$ 253	$ 231	$ (276)	$ 2,132
Remeasurement gain/(loss) – return on plan assets less interest income	(412)	156	12	(704)
Change in asset limitation and minimum funding requirement	11		190
Total	(148)	387	(74)	1,428
Principal post retirement benefit plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) – financial	13	(6)	(14)	76
Remeasurement gain/(loss) – return on plan assets less interest income	0		0
Change in asset limitation and minimum funding requirement	0		0
Total	$ 13	$ (6)	$ (14)	$ 76